CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenue	[1]	$ 3,245		$ 2,570		$ 3,416
Expenses:
Location operating expenses—cost of revenue (exclusive of depreciation and amortization of $602, $672 and $715 for the years ended December 31, 2022, 2021 and 2020, respectively, shown separately below)		2,914		3,085		3,543
Pre-opening location expenses		121		159		273
Selling, general and administrative expenses		735		1,011		1,605
Restructuring and other related (gains) costs		(200)		434		207
Impairment expense/(gain on sale) of goodwill, intangibles and other assets		625		870		1,356
Depreciation and amortization		641		709		779
Total expenses		4,836	[1]	6,268	[1]	7,763
Loss from operations		(1,591)		(3,698)		(4,347)
Interest and other income (expenses), net:
Income (loss) from equity method and other investments		(17)		(18)		(45)
Interest expense	[1]	(516)		(455)		(331)
Interest income		9		19		17
Foreign currency gain (loss)		(185)		(134)		149
Gain (loss) from change in fair value of warrant liabilities	[1]	11		(343)		820
Loss on extinguishment of debt		0		0		(77)
Total interest and other income (expenses), net		(698)		(931)		533
Pre-tax loss		(2,289)		(4,629)		(3,814)
Income tax benefit (provision)		(6)		(3)		(20)
Net loss		(2,295)		(4,632)		(3,834)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine		54		139		676
Noncontrolling interest — equity		207		54		29
Net loss attributable to WeWork Inc.		$ (2,034)		$ (4,439)		$ (3,129)
Net loss per share attributable to Class A and Class B common stockholders (see Note 25):
Basic (in usd per share)		$ (2.67)		$ (18.38)		$ (22.24)
Diluted (in usd per share)		$ (2.67)		$ (18.38)		$ (22.24)
Weighted-average shares used to compute net loss per share attributable to Class A and Class B common stockholders, basic (in shares)		761,845,605		263,584,930		140,680,131
Weighted-average shares used to compute net loss per share attributable to Class A and Class B common stockholders, diluted (in shares)		761,845,605		263,584,930		140,680,131

[1]	See Note 27 for disclosure of related party amounts.